OPERATING LEASE	12 Months Ended
Dec. 31, 2021
OPERATING LEASE
OPERATING LEASE

10.OPERATING LEASE

As of December 31, 2021 and 2020, the Company leases offices space under non-cancelable operating leases, with terms of three years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31,	December 31,
	2021	2020
Rights of use lease assets	$1,195,092	$353,238

Operating lease liabilities, current	515,592	351,551
Operating lease liabilities, noncurrent	537,447	—
Total operating lease liabilities	$1,053,039	$351,551

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.25	0.86
Weighted average discount rate	4.75%	4.75%

During the years ended December 31, 2021, 2020, and 2019, the Company incurred total operating lease expenses of $612,868, $350,344 and $596,340, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

For the year ended December 31, 2022	$556,651
For the year ended December 31, 2023 and thereafter	555,307
Total lease payments	1,111,958
Less: imputed interest	(58,919)
Present value of lease liabilities	$1,053,039